Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Hull Tactical US ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hull Tactical US ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hull Tactical US ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees on your purchases and sales of Shares, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund is actively managed and invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers. In seeking to achieve the Fund’s investment objective, the Fund’s Adviser uses various proprietary analytical investment models that examine current and historical market data to attempt to predict the performance of the S&P 500®Index (the “S&P 500®”), a widely recognized benchmark of U.S. stock market performance that is composed primarily of large-capitalization U.S. issuers. The models deliver investment signals that the Adviser uses to make investment decisions for the Fund. The investment models used are to anticipate forward market movements and position the Fund to take advantage of these movements. Currently, signals are combined into an ‘ensemble’ an array that spans statistical, behavior-sentimental, technical, fundamental, and economic data sources. This combined signal is generated each trading day towards the close of the market and dictates whether the Fund is long/short and the magnitude of position sizing. The Adviser routinely evaluates the performance and impact of each model on the Fund with the goal of realizing a risk/return profile that is superior to that of a buy and hold strategy. Depending on the discretion of the Adviser and the investment signals delivered by the models, the Adviser takes long or short positions in the S&P 500® by allocating the Fund’s assets to one or more S&P 500®-related instruments. The Fund is permitted to maintain short or long exposure to the overall market. When going long or short, the Fund may buy/sell S&P 500 futures contracts, S&P 500 related ETFs, SPX Options, and single-name U.S. equity options to arrive at a targeted market exposure. When the Fund takes long positions, it may maintain long exposure of up to 200% of its net assets and, when the Fund takes short positions, its short exposure is limited to no more than 100% of its net assets. The Adviser may adjust the allocation between the Fund’s long and short positions as necessary to account for new market conditions as well as data from the models. The Fund’s positions may be adjusted at the Adviser’s discretion as model predictions and market opportunities fluctuate.

The Adviser implements the Fund’s S&P 500® investment strategy by taking positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500® (each an “S&P 500®-related ETF”). The Adviser may then further obtain or adjust the Fund’s long or short exposure to the S&P 500® by engaging in transactions in the following S&P 500®-related instruments:

●	entering into futures contracts on the S&P 500®;

●	buying or selling (writing) put or call options on the S&P 500® Index or on S&P 500® Index-related ETFs (together, “S&P 500® Options”);

●	investing up to 10% of its total assets in leveraged or inverse ETFs that, on a daily basis, seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500®, respectively; or

●	taking long positions or short positions, including through short sales, in one or more pooled investment vehicles designed to provide leveraged exposure to an index that measures the returns of a portfolio of monthly VIX futures contracts with a weighted average of one month to expiration.

The Fund uses the S&P 500®-related instruments detailed above as a more efficient use of capital to obtain a leveraged exposure to the market. This permits the Fund to potentially benefit from forward market movements in seeking its objective of long term capital appreciation.

In addition to the S&P 500®-focused strategy described above, in an effort to generate income for the Fund, the Adviser may buy and sell (write) exchange-listed put and call options on individual U.S. equity securities or on securities indices (“Equity Options”). When engaging in this strategy, the Adviser seeks to opportunistically exploit inefficiencies in the pricing of Equity Options. The Adviser’s models attempt to identify Equity Options that the market may have mispriced and deliver investment signals that alert the Adviser to sell overpriced Equity Options and purchase underpriced Equity Options. From time to time, the Fund may own the equity security underlying an Equity Option as a means of hedging the Fund’s exposure consistent with the Adviser’s strategy.

During periods when the Fund’s assets (or portion thereof) are not fully invested in accordance with the above, all or a portion of the Fund may be invested in cash instruments, which for this purpose include U.S. Treasury obligations; cash and cash equivalents including commercial paper, certificates of deposit and bankers’ acceptances; repurchase agreements; shares of money market mutual funds; and high-quality, short-term debt instruments including, in addition to U.S. Treasury obligations, other U.S. government securities (collectively, “Cash Instruments”). Additionally, to respond to certain adverse market, economic, political or other conditions, the Fund may invest 100% of its assets, without limitation, in Cash Instruments. The Fund may be invested in this manner for extended periods, depending on the Adviser’s assessment of market conditions. During this time, the Fund may not be able to meet its investment objective. To the extent that the Fund invests in ETFs or money market mutual funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

Additional information relating to the S&P 500®-related instruments is included below:

Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date or cash settlement of the terms of the contract (i.e., payment of the gain or loss on the contract). They provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.

A call option on a security gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying security at any time during the option period. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Call and put options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Fund may invest in leveraged or inverse ETFs on a daily basis or longer consistent with the Adviser’s views on prevailing and anticipated market conditions. Leveraged and inverse ETFs are investment vehicles that aim to deliver daily investment results, before fees and expenses, that correspond to a multiple or inverse of the benchmark product, respectively. In pursuing its investment objective, the Fund does not seek performance that is a specific multiple or inverse, or inverse multiple of the S&P 500®.

The Fund may invest in one or more pooled investment vehicles to gain exposure to an index that measures the returns of VIX futures contracts. VIX futures contracts are futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX Index”). The VIX Index seeks to measure the market’s current expectation of 30-day volatility of the S&P 500® as reflected by the prices of near-term S&P 500® options. The market’s current expectation of the possible rate and magnitude of movements in an index is commonly referred to as the “implied volatility” of the index. Because S&P 500® options derive value from the possibility that the S&P 500® may experience movement before such options expire, the prices of near-term S&P 500® options are used to calculate the implied volatility of the S&P 500®.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On January 4, 2021, the Fund’s investment strategy expanded to permit the Fund to enter into S&P 500® Options and, on January 31, 2022, the Fund’s investment strategy expanded to permit the Fund to enter into Equity Options; therefore, the performance shown for periods prior to those dates may have differed had the Fund’s current investment strategies been in effect during those periods. In addition, prior to its Reorganization into the Trust, the Predecessor Fund, although investing in certain options instruments, had not fully implemented its options strategy, but has made progress toward achieving that goal since the Reorganization was consummated. Consequently, even though the stated investment objective of the Fund as set forth in its prospectus is identical to that of the Predecessor Fund, and their principal investment strategies are substantially similar, the future performance of the Fund may deviate from the historical performance of the Predecessor Fund, for better or for worse, because of the expansion of the Fund’s option strategy in connection with the Reorganization. Updated performance information is available online at http://www.hulltacticalfunds.com or by calling toll-free 844-484-2484.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-484-2484
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hulltacticalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Return	Quarter/Year
Highest Return	18.79%	Q2/2020
Lowest Return	-23.42%	Q1/2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 20231
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Hull Tactical US ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Hull Tactical US ETF | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hull Tactical US ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Principal Risk Information” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order to facilitate your ability to find particular risks and compare them with the risk of other funds. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Hull Tactical US ETF | Model And Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Model and Data Risk. The Adviser utilizes, in part, proprietary analytical investment models to attempt to predict the performance of the S&P 500® Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Adviser’s investment approach may depend heavily on the accuracy and reliability of the supplied data. If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform. In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

Hull Tactical US ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative models used by the Adviser may not perform as expected, particularly in volatile markets.

Hull Tactical US ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Hull Tactical US ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. For additional information regarding Market Risk, including the potential effects on financial markets of inflation, war, terrorism and pandemics such as the novel coronavirus disease, please see “Market Risk” in the section titled “Additional Principal Risk Information” in this prospectus.

Hull Tactical US ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund uses futures contracts, which are a type of derivative contract. ETFs in which the Fund invests, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost. On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940 (the “1940 Act”) which, following an implementation period, replaced existing SEC and staff guidance with an updated, comprehensive framework for the use of derivatives by registered investment companies, like the Fund. The Derivatives Rule became effective on February 19, 2021, with a required compliance date of August 19, 2022. To the extent the Fund uses derivatives, complying with the Derivatives Rule may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

Hull Tactical US ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transactions Risk. Because the Fund generally effects its creations and redemptions for cash rather than in-kind securities, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Hull Tactical US ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Hull Tactical US ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Hull Tactical US ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities held by the underlying S&P 500 related ETFs in which the Fund invests and of equity issuers in which the Fund directly invests for hedging purposes with respect to its single name options strategy may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Hull Tactical US ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Contracts Risk. There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Hull Tactical US ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices or achieve its desired exposure to the S&P 500® Index.

Hull Tactical US ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The value of the Fund’s fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Hull Tactical US ETF | Investment Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Focus Risk. The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent that the Fund’s investments are focused in a particular country, region, market, group of industries, sector or asset class.

Hull Tactical US ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. Changes in the financial condition of an issuer may have a negative impact on the value of the Fund. To the extent that the Fund has exposure to issuers via its short positions, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of, among other events, increased demand for the issuer’s products or services or improved management performance.

Hull Tactical US ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Risk. The Fund, through its investments in ETFs, will invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform (or in the case of short positions, outperform) securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Hull Tactical US ETF | Leveraging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk. The Fund is subject to the risk that certain transactions of the Fund, such as short sales and investments in ETFs that use leverage to seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500® Index, will cause the Fund to be more volatile than if the Fund had not entered into those transactions. The greater the investment in instruments that give rise to leverage, the more this leverage will magnify any losses on those investments.

Hull Tactical US ETF | Limited Authorized Participants Market Makers And Liquidity Providers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Hull Tactical US ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

Hull Tactical US ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Premium Tax Risk. The Fund’s writing of options may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. Options premiums are treated as capital gains, and are generally taxed as ordinary income as the capital gains will be short-term. To meet QDI requirements, a long equity position in the Fund’s portfolio must meet a holding period requirement, and such holding periods can be suspended when the Fund writes an option against that holding. Consequently, any dividend that is received from the long equity position may not meet the holding period requirements and therefore is not eligible as QDI when paid to shareholders. In addition, because option premiums are considered short-term capital gains, the Fund’s investment strategy with respect to options may also limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning, and disposing of shares of the Fund.

Hull Tactical US ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.
Hull Tactical US ETF | Secondary Market Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Liquidity Risk. Shares of the Fund may trade at prices other than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. When an ETF is first launched, it is unlikely to have immediate secondary market liquidity. There is likely to be a lead market maker making markets of significant size, but it is unlikely there will be many market participants on day one of trading. This lack of secondary market liquidity may make it difficult for investors to transact in Fund shares in the market, and the market price consequently may deviate from the Fund’s NAV. As the Fund begins to trade and as client interest increases, more and more market participants buy or sell shares of the Fund and secondary market liquidity will grow. While all ETFs can be held for prolonged periods or intraday, some ETFs experience more secondary market trading than others.

Hull Tactical US ETF | Short Sales Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Hull Tactical US ETF | Smaller Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Hull Tactical US ETF | Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such circumstances, the Fund’s shares could trade at a premium or discount to their NAV.

Hull Tactical US ETF | Underlying E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETF Risk. The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the ETFs. Through its positions in these ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in the ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

An underlying ETF may not be actively managed and therefore the ETF would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500® Index or the selling of shares is otherwise required upon a rebalancing of the S&P 500® Index. Also, an ETF will not be able to replicate exactly the performance of the S&P 500® Index because the total return generated by portfolio securities of an ETF will be reduced by transaction costs and other expenses not incurred by the S&P 500® Index.

Through its investment in ETFs, the Fund is also indirectly subject to Counterparty Risk, Investment Focus Risk, Derivatives Risk, Equity Risk, Issuer Risk, Large-Capitalization Risk, Leveraging Risk, Management Risk, Market Risk and Trading Risk.

Hull Tactical US ETF | Underlying Leveraged And Inverse E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Leveraged and Inverse ETF Risk. When the Fund invests in underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETFs will fall as the performance of the ETF’s benchmark rises - a result that is the opposite from traditional mutual funds. In addition, the ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an ETF’s share price and the return on its investments. Accordingly, the value of the Fund’s investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Inverse and leveraged ETFs are designed to achieve their objectives for a single day only. For periods longer than a single day, a leveraged or inverse ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse ETF, falls. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

Hull Tactical US ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Hull Tactical US ETF | V I X Investment Vehicle Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

VIX Investment Vehicle Risk. In seeking to achieve its investment objective, the Fund may take long and short positions in a pooled investment vehicle designed to provide exposure to VIX futures contracts. Through its positions in such a vehicle, which is not registered under the 1940 Act, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of their securities or instruments could decrease. VIX futures contracts are unlike traditional futures contracts and are not based on a tradable reference asset. The VIX Index is not directly investable, and the settlement price of a VIX futures contract is based on the calculation that determines the level of the VIX Index. As a result, the behavior of a VIX futures contract may be different from traditional futures and options contracts whose settlement price is based on a specific tradable asset.

Hull Tactical US ETF | Hull Tactical US ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2016	rr_AnnualReturn2016	7.68%
Annual Return 2017	rr_AnnualReturn2017	12.04%
Annual Return 2018	rr_AnnualReturn2018	(5.91%)
Annual Return 2019	rr_AnnualReturn2019	18.30%
Annual Return 2020	rr_AnnualReturn2020	11.68%
Annual Return 2021	rr_AnnualReturn2021	24.89%
Annual Return 2022	rr_AnnualReturn2022	(11.06%)
Annual Return 2023	rr_AnnualReturn2023	31.13%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | Hull Tactical US ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.67%	[1],[5]
5 Years	rr_AverageAnnualReturnYear05	12.42%	[1],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015
Hull Tactical US ETF | Hull Tactical US ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.59%	[1],[5]
5 Years	rr_AverageAnnualReturnYear05	10.56%	[1],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2015

[1]	The Fund is the accounting successor of Hull Tactical US ETF, a series of Exchange Traded Concepts Trust which commenced operations on June 24, 2015, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction consummated on June 2, 2023 (the “Reorganization”), the Fund acquired the assets and liabilities of the Predecessor Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to June 2, 2023 represent the performance of the Predecessor Fund. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
[2]	The S&P 500® Index is market-cap weighted index of 500 leading U.S. companies covering approximately 80% of available market capitalization and is widely regarded as the best single gauge of large-cap U.S. equities.
[3]	Pursuant to its Advisory Agreement, HTAA, LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”). The Fund is the successor to Hull Tactical US ETF, a series of Exchange Traded Concepts Trust (the “Predecessor Fund”). On June 2, 2023, the Fund acquired all of the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.